UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM N-PX
________

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:  811-07102

The Advisors’ Inner Circle Fund II
(Exact name of registrant as specified in charter)

________

101 Federal Street
Boston, Massachusetts 02110
 (Address of principal executive offices)

________

Michael Beattie, President
The Advisors’ Inner Circle Fund II
c/o SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)

________

Registrant’s telephone number, including area code: 1-877-446-3863
Date of Fiscal Year End: July 31
Date of Reporting Period: July 1, 2022 to June 30, 2023

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Item 1. Proxy Voting Record.

Attached are the proxy voting records for the following funds, each of which is a series of The Advisors’ Inner Circle Fund II:

Reaves Infrastructure Fund

Reaves Infrastructure Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted
ALLIANT ENERGY CORPORATION
Security ID: 018802108
Ticker: LNT
Meeting Date: 23-May-23
Meeting Type: Annual
1a.	Election of Director for term ending in 2024: Stephanie L. Cox	Management	For	Voted - For
1b.	Election of Director for term ending in 2026: Patrick E. Allen	Management	For	Voted - For
1c.	Election of Director for term ending in 2026: Michael D. Garcia	Management	For	Voted - For
1d.	Election of Director for term ending in 2026: Susan D. Whiting	Management	For	Voted - For
2.	Advisory vote to approve the compensation of our named executive officers.	Management	For	Voted - For
3.	Advisory vote on the frequency of advisory vote to approve the compensation of our named executive officers.	Management	1 Year	Voted - 1 Year
4.	Ratification of the appointment of Deloitte & Touche LLP as the Company's independent registered public accounting firm for 2023.	Management	For	Voted - For
AMEREN CORPORATION
Security ID: 023608102
Ticker: AEE
Meeting Date: 11-May-23
Meeting Type: Annual
1a.	Election Of Director: Warner L. Baxter	Management	For	Voted - For
1b.	Election Of Director: Cynthia J. Brinkley	Management	For	Voted - For
1c.	Election Of Director: Catherine S. Brune	Management	For	Voted - For
1d.	Election Of Director: J. Edward Coleman	Management	For	Voted - For
1e.	Election Of Director: Ward H. Dickson	Management	For	Voted - For
1f.	Election Of Director: Noelle K. Eder	Management	For	Voted - For
1g.	Election Of Director: Ellen M. Fitzsimmons	Management	For	Voted - For
1h.	Election Of Director: Rafael Flores	Management	For	Voted - For
1i.	Election Of Director: Richard J. Harshman	Management	For	Voted - For
1j.	Election Of Director: Craig S. Ivey	Management	For	Voted - For
1k.	Election Of Director: James C. Johnson	Management	For	Voted - For
1l.	Election Of Director: Martin J. Lyons, Jr.	Management	For	Voted - For
1m.	Election Of Director: Steven H. Lipstein	Management	For	Voted - For
1n.	Election Of Director: Leo S. Mackay, Jr.	Management	For	Voted - For
2.	Company Proposal - Advisory Approval Of Compensation Of The Named Executive Officers Disclosed In The Proxy Statement.	Management	For	Voted - For
3.	Company Proposal - Advisory Approval Of The Frequency Of Executive Compensation Shareholder Advisory Vote.	Management	1 Year	Voted - 1 Year

Reaves Infrastructure Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

4.	Company Proposal - Ratification Of The Appointment Of Pricewaterhousecoopers Llp As Independent Registered Public Accounting Firm For The Fiscal Year Ending December 31, 2023.	Management	For	Voted - For
5.	Shareholder Proposal Regarding The Adoption Of Scopes 1 And 2 Emissions Targets.	Shareholder	Against	Voted - Against
AMERICAN ELECTRIC POWER COMPANY, INC.
Security ID: 025537101
Ticker: AEP
Meeting Date: 25-Apr-23
Meeting Type: Annual
1a.	Election of Director: Nicholas K. Akins	Management	For	Voted - For
1b.	Election of Director: J. Barnie Beasley, Jr.	Management	For	Voted - For
1c.	Election of Director: Ben Fowke	Management	For	Voted - For
1d.	Election of Director: Art A. Garcia	Management	For	Voted - For
1e.	Election of Director: Linda A. Goodspeed	Management	For	Voted - For
1f.	Election of Director: Donna A. James	Management	For	Voted - For
1g.	Election of Director: Sandra Beach Lin	Management	For	Voted - For
1h.	Election of Director: Margaret M. McCarthy	Management	For	Voted - For
1i.	Election of Director: Oliver G. Richard III	Management	For	Voted - For
1j.	Election of Director: Daryl Roberts	Management	For	Voted - For
1k.	Election of Director: Julia A. Sloat	Management	For	Voted - For
1l.	Election of Director: Sara Martinez Tucker	Management	For	Voted - For
1m.	Election of Director: Lewis Von Thaer	Management	For	Voted - For
2.	Ratification of the appointment of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2023.	Management	For	Voted - For
3.	Amendment to the Company's Bylaws to eliminate supermajority voting provisions.	Management	For	Voted - For
4.	Advisory approval of the Company's executive compensation.	Management	For	Voted - For
5.	Advisory approval of the frequency of holding an advisory vote on the Company's executive compensation.	Management	1 Year	Voted - 1 Year
AMERICAN WATER WORKS COMPANY, INC.
Security ID: 030420103
Ticker: AWK
Meeting Date: 10-May-23
Meeting Type: Annual
1a.	Election of Director: Jeffrey N. Edwards	Management	For	Voted - For
1b.	Election of Director: Martha Clark Goss	Management	For	Voted - For
1c.	Election of Director: M. Susan Hardwick	Management	For	Voted - For
1d.	Election of Director: Kimberly J. Harris	Management	For	Voted - For
1e.	Election of Director: Laurie P. Havanec	Management	For	Voted - For
1f.	Election of Director: Julia L. Johnson	Management	For	Voted - For
1g.	Election of Director: Patricia L. Kampling	Management	For	Voted - For
1h.	Election of Director: Karl F. Kurz	Management	For	Voted - For
1i.	Election of Director: Michael L. Marberry	Management	For	Voted - For
1j.	Election of Director: James G. Stavridis	Management	For	Voted - For

Reaves Infrastructure Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

2.	Approval, on an advisory basis, of the compensation of the Company's named executive officers.	Management	For	Voted - For
3.
Approval, on an advisory basis, of the frequency (i.e., every year, every two years or every three years) of the approval, on an advisory basis, of the compensation of the Company's named executive officers.
		Management	1 Year	Voted - 1 Year
4.
Ratification of the appointment, by the Audit, Finance and Risk Committee of the Board of Directors, of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm for 2023.
		Management	For	Voted - For
5.	Shareholder proposal on Racial Equity Audit as described in the proxy statement.	Shareholder	Against	Voted - Against
ATMOS ENERGY CORPORATION
Security ID: 049560105
Ticker: ATO
Meeting Date: 08-Feb-23
Meeting Type: Annual
1a.	ELECTION OF DIRECTOR: John C. Ale	Management	For	Voted - For
1b.	ELECTION OF DIRECTOR: J. Kevin Akers	Management	For	Voted - For
1c.	ELECTION OF DIRECTOR: Kim R. Cocklin	Management	For	Voted - For
1d.	ELECTION OF DIRECTOR: Kelly H. Compton	Management	For	Voted - For
1e.	ELECTION OF DIRECTOR: Sean Donohue	Management	For	Voted - For
1f.	ELECTION OF DIRECTOR: Rafael G. Garza	Management	For	Voted - For
1g.	ELECTION OF DIRECTOR: Richard K. Gordon	Management	For	Voted - For
1h.	ELECTION OF DIRECTOR: Nancy K. Quinn	Management	For	Voted - For
1i.	ELECTION OF DIRECTOR: Richard A. Sampson	Management	For	Voted - For
1j.	ELECTION OF DIRECTOR: Diana J. Walters	Management	For	Voted - For
1k.	ELECTION OF DIRECTOR: Frank Yoho	Management	For	Voted - For
2.	Proposal to ratify the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for fiscal 2023.	Management	For	Voted - For
3.	Proposal for an advisory vote by shareholders to approve the compensation of the Company's named executive officers for fiscal 2022 ("Say-on-Pay").	Management	For	Voted - For
CANADIAN PACIFIC KANSAS CITY LIMITED
Security ID: 13646K108
Ticker: CP
Meeting Date: 15-Jun-23
Meeting Type: Annual
1	Appointment of the Auditor as named in the Proxy Circular.	Management	For	Voted - For
2	Advisory vote to approve the Corporation's approach to executive compensation as described in the Proxy Circular.	Management	For	Voted - For
3	Advisory vote to approve the Corporation's approach to climate change as described in the Proxy Circular.	Management	For	Voted - For
4A	Election of Director - The Hon. John Baird	Management	For	Voted - For

Reaves Infrastructure Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

4B	Election of Director - Isabelle Courville	Management	For	Voted - For
4C	Election of Director - Keith E. Creel	Management	For	Voted - For
4D	Election of Director - Gillian H. Denham	Management	For	Voted - For
4E	Election of Director - Amb. Antonio Garza (Ret.)	Management	For	Voted - For
4F	Election of Director - David Garza-Santos	Management	For	Voted - For
4G	Election of Director - Edward R. Hamberger	Management	For	Voted - For
4H	Election of Director - Janet H. Kennedy	Management	For	Voted - For
4I	Election of Director - Henry J. Maier	Management	For	Voted - For
4J	Election of Director - Matthew H. Paull	Management	For	Voted - For
4K	Election of Director - Jane L. Peverett	Management	For	Voted - For
4L	Election of Director - Andrea Robertson	Management	For	Voted - For
4M	Election of Director - Gordon T. Trafton	Management	For	Voted - For
CMS ENERGY CORPORATION
Security ID: 125896100
Ticker: CMS
Meeting Date: 05-May-23
Meeting Type: Annual
1a.	ELECTION OF DIRECTOR: Jon E. Barfield	Management	For	Voted - For
1b.	ELECTION OF DIRECTOR: Deborah H. Butler	Management	For	Voted - For
1c.	ELECTION OF DIRECTOR: Kurt L. Darrow	Management	For	Voted - For
1d.	ELECTION OF DIRECTOR: William D. Harvey	Management	For	Voted - For
1e.	ELECTION OF DIRECTOR: Garrick J. Rochow	Management	For	Voted - For
1f.	ELECTION OF DIRECTOR: John G. Russell	Management	For	Voted - For
1g.	ELECTION OF DIRECTOR: Suzanne F. Shank	Management	For	Voted - For
1h.	ELECTION OF DIRECTOR: Myrna M. Soto	Management	For	Voted - For
1i.	ELECTION OF DIRECTOR: John G. Sznewajs	Management	For	Voted - For
1j.	ELECTION OF DIRECTOR: Ronald J. Tanski	Management	For	Voted - For
1k.	ELECTION OF DIRECTOR: Laura H. Wright	Management	For	Voted - For
2.	Approve, on an advisory basis, the Company's executive compensation.	Management	For	Voted - For
3.	Advisory vote on frequency of future advisory votes on executive compensation.	Management	1 Year	Voted - 1 Year
4.	Ratify the appointment of independent registered public accounting firm (PricewaterhouseCoopers LLP).	Management	For	Voted - For
COGENT COMMUNICATIONS HOLDINGS, INC.
Security ID: 19239V302
Ticker: CCOI
Meeting Date: 03-May-23
Meeting Type: Annual
1.1	Election of Director: Dave Schaeffer	Management	For	Voted - For
1.2	Election of Director: Marc Montagner	Management	For	Voted - For
1.3	Election of Director: D. Blake Bath	Management	For	Voted - For
1.4	Election of Director: Steven D. Brooks	Management	For	Voted - For
1.5	Election of Director: Paul de Sa	Management	For	Voted - For
1.6	Election of Director: Lewis H. Ferguson III	Management	For	Voted - For
1.7	Election of Director: Eve Howard	Management	For	Voted - For
1.8	Election of Director: Deneen Howell	Management	For	Voted - For
1.9	Election of Director: Sheryl Kennedy	Management	For	Voted - For

Reaves Infrastructure Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

2.	Approval of an Amendment and Restatement of the Company's 2017 Incentive Award Plan.	Management	For	Voted - For
3.	Ratification of the Appointment of Ernst & Young LLP as the Company's Independent registered public accountants for the fiscal year ending December 31, 2023.	Management	For	Voted - For
4.	Non-binding Advisory Vote to Approve Named Executive Officer Compensation.	Management	For	Voted - For
5.	Non-binding Advisory Vote on the Frequency of Future Advisory Votes to Approve Named Executive Officer Compensation.	Management	1 Year	Voted - 1 Year
COMCAST CORPORATION
Security ID: 20030N101
Ticker: CMCSA
Meeting Date: 07-Jun-23
Meeting Type: Annual
1.1	Director: Kenneth J. Bacon	Management	For	Voted - For
1.2	Director: Thomas J. Baltimore Jr.	Management	For	Voted - For
1.3	Director: Madeline S. Bell	Management	For	Voted - For
1.4	Director: Edward D. Breen	Management	For	Voted - For
1.5	Director: Gerald L. Hassell	Management	For	Voted - For
1.6	Director: Jeffrey A. Honickman	Management	For	Voted - For
1.7	Director: Maritza G. Montiel	Management	For	Voted - For
1.8	Director: Asuka Nakahara	Management	For	Voted - For
1.9	Director: David C. Novak	Management	For	Voted - For
1.10	Director: Brian L. Roberts	Management	For	Voted - For
2.	Ratification of the appointment of our independent auditors.	Management	For	Voted - For
3.	Approval of Comcast Corporation 2023 Omnibus Equity Incentive Plan.	Management	For	Voted - For
4.	Approval of Amended and Restated Comcast Corporation 2002 Employee Stock Purchase Plan.	Management	For	Voted - For
5.	Advisory vote on executive compensation.	Management	For	Voted - For
6.	Advisory vote on the frequency of the vote on executive compensation.	Management	1 Year	Voted - 1 Year
7.	To perform independent racial equity audit.	Shareholder	Against	Voted - Against
8.	To report on climate risk in default retirement plan options.	Shareholder	Against	Voted - Against
9.	To set different greenhouse gas emissions reduction targets.	Shareholder	Against	Voted - Against
10.	To report on political contributions and company values alignment.	Shareholder	Against	Voted - Against
11.	To report on business in China.	Shareholder	Against	Voted - Against
CONSTELLATION ENERGY CORP
Security ID: 21037T109
Ticker: CEG
Meeting Date: 25-Apr-23
Meeting Type: Annual
1.1	Director: Joseph Dominguez	Management	For	Voted - For

Reaves Infrastructure Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

1.2	Director: Julie Holzrichter	Management	For	Voted - For
1.3	Director: Ashish Khandpur	Management	For	Voted - For
2.	To consider and act on an advisory vote regarding the approval of compensation paid to named executive officers.	Management	For	Voted - For
3.	To consider and act on an advisory vote regarding the frequency of the approval of compensation paid to named executive officers.	Management	1 Year	Voted - 1 Year
4.	To ratify the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm for 2023.	Management	For	Voted - For
CROWN CASTLE INC.
Security ID: 22822V101
Ticker: CCI
Meeting Date: 17-May-23
Meeting Type: Annual
1a.	Election of Director: P. Robert Bartolo	Management	For	Voted - For
1b.	Election of Director: Jay A. Brown	Management	For	Voted - For
1c.	Election of Director: Cindy Christy	Management	For	Voted - For
1d.	Election of Director: Ari Q. Fitzgerald	Management	For	Voted - For
1e.	Election of Director: Andrea J. Goldsmith	Management	For	Voted - For
1f.	Election of Director: Tammy K. Jones	Management	For	Voted - For
1g.	Election of Director: Anthony J. Melone	Management	For	Voted - For
1h.	Election of Director: W. Benjamin Moreland	Management	For	Voted - For
1i.	Election of Director: Kevin A. Stephens	Management	For	Voted - For
1j.	Election of Director: Matthew Thornton, III	Management	For	Voted - For
2.	The ratification of the appointment of PricewaterhouseCoopers LLP as the Company's independent registered public accountants for fiscal year 2023.	Management	For	Voted - For
3.	The non-binding, advisory vote to approve the compensation of the Company's named executive officers.	Management	For	Voted - For
4.	The amendment to the Company's Restated Certificate of Incorporation, as amended, regarding officer exculpation.	Management	For	Voted - For
DTE ENERGY COMPANY
Security ID: 233331107
Ticker: DTE
Meeting Date: 04-May-23
Meeting Type: Annual
1.1	Director: David A. Brandon	Management	For	Voted - For
1.2	Director: Charles G. McClure, Jr.	Management	For	Voted - For
1.3	Director: Gail J. McGovern	Management	For	Voted - For
1.4	Director: Mark A. Murray	Management	For	Voted - For
1.5	Director: Gerardo Norcia	Management	For	Voted - For
1.6	Director: Robert C. Skaggs, Jr.	Management	For	Voted - For
1.7	Director: David A. Thomas	Management	For	Voted - For
1.8	Director: Gary H. Torgow	Management	For	Voted - For

Reaves Infrastructure Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

1.9	Director: James H. Vandenberghe	Management	For	Voted - For
1.10	Director: Valerie M. Williams	Management	For	Voted - For
2.	Ratify the appointment of PricewaterhouseCoopers LLP as our independent auditors	Management	For	Voted - For
3.	Provide a nonbinding vote to approve the Company's executive compensation	Management	For	Voted - For
4.	Provide a nonbinding vote on the frequency of advisory votes to approve executive compensation	Management	1 Year	Voted - 1 Year
5.	Vote on a management proposal to amend our bylaws to allow shareholders with 15% outstanding company stock in the aggregate (held at least one year) to call a special meeting	Management	For	Voted - For
6.	Vote on a shareholder proposal to amend our bylaws to allow shareholders with 10% outstanding company stock in the aggregate to call a special meeting	Shareholder	Against	Voted - Against
7.	Vote on a shareholder proposal to publish a lobbying report	Shareholder	Against	Voted - Against
ENTERGY CORPORATION
Security ID: 29364G103
Ticker: ETR
Meeting Date: 05-May-23
Meeting Type: Annual
1a.	Election of Director: Gina F. Adams	Management	For	Voted - For
1b.	Election of Director: John H. Black	Management	For	Voted - For
1c.	Election of Director: John R. Burbank	Management	For	Voted - For
1d.	Election of Director: Patrick J. Condon	Management	For	Voted - For
1e.	Election of Director: Kirkland H. Donald	Management	For	Voted - For
1f.	Election of Director: Brian W. Ellis	Management	For	Voted - For
1g.	Election of Director: Philip L. Frederickson	Management	For	Voted - For
1h.	Election of Director: M. Elise Hyland	Management	For	Voted - For
1i.	Election of Director: Stuart L. Levenick	Management	For	Voted - For
1j.	Election of Director: Blanche L. Lincoln	Management	For	Voted - For
1k.	Election of Director: Andrew S. Marsh	Management	For	Voted - For
1l.	Election of Director: Karen A. Puckett	Management	For	Voted - For
2.	Ratification of the Appointment of Deloitte & Touche LLP as Entergy's Independent Registered Public Accountants for 2023.	Management	For	Voted - For
3.	Advisory Vote to Approve Named Executive Officer Compensation.	Management	For	Voted - For
4.	Advisory Vote on the Frequency of Future Advisory Votes to Approve Named Executive Officer Compensation.	Management	1 Year	Voted - 1 Year
5.	Approval of an Amendment to the 2019 Entergy Corporation Omnibus Incentive Plan.	Management	For	Voted - For
6.	Approval of an Amendment to Entergy Corporation's Restated Certificate of Incorporation to Include Exculpation of Officers.	Management	For	Voted – For

Reaves Infrastructure Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

EQUINIX, INC.
Security ID: 29444U700
Ticker: EQIX
Meeting Date: 25-May-23
Meeting Type: Annual
1a.	Election of Director to the Board of Directors to serve until the next Annual Meeting or until their successors have been duly elected and qualified: Nanci Caldwell	Management	For	Voted - For
1b.	Election of Director to the Board of Directors to serve until the next Annual Meeting or until their successors have been duly elected and qualified: Adaire Fox-Martin	Management	For	Voted - For
1c.	Election of Director to the Board of Directors to serve until the next Annual Meeting or until their successors have been duly elected and qualified: Ron Guerrier	Management	For	Voted - For
1d.	Election of Director to the Board of Directors to serve until the next Annual Meeting or until their successors have been duly elected and qualified: Gary Hromadko	Management	For	Voted - For
1e.	Election of Director to the Board of Directors to serve until the next Annual Meeting or until their successors have been duly elected and qualified: Charles Meyers	Management	For	Voted - For
1f.	Election of Director to the Board of Directors to serve until the next Annual Meeting or until their successors have been duly elected and qualified: Thomas Olinger	Management	For	Voted - For
1g.	Election of Director to the Board of Directors to serve until the next Annual Meeting or until their successors have been duly elected and qualified: Christopher Paisley	Management	For	Voted - For
1h.	Election of Director to the Board of Directors to serve until the next Annual Meeting or until their successors have been duly elected and qualified: Jeetu Patel	Management	For	Voted - For
1i.	Election of Director to the Board of Directors to serve until the next Annual Meeting or until their successors have been duly elected and qualified: Sandra Rivera	Management	For	Voted - For
1j.	Election of Director to the Board of Directors to serve until the next Annual Meeting or until their successors have been duly elected and qualified: Fidelma Russo	Management	For	Voted - For
1k.	Election of Director to the Board of Directors to serve until the next Annual Meeting or until their successors have been duly elected and qualified: Peter Van Camp	Management	For	Voted - For
2.	Approval, by a non-binding advisory vote, of the compensation of our named executive officers.	Management	For	Voted - For
3.	Approval, by a non-binding advisory vote, of the frequency with which our stockholders will vote on the compensation of our named executive officers	Management	1 Year	Voted - 1 Year

Reaves Infrastructure Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

4.	Ratification of the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2023	Management	For	Voted - For
5.	A stockholder proposal related to shareholder ratification of termination pay	Shareholder	Against	Voted - Against
EXELON CORPORATION
Security ID: 30161N101
Ticker: EXC
Meeting Date: 25-Apr-23
Meeting Type: Annual
1a.	Election of Director: Anthony Anderson	Management	For	Voted - For
1b.	Election of Director: W. Paul Bowers	Management	For	Voted - For
1c.	Election of Director: Calvin G. Butler, Jr.	Management	For	Voted - For
1d.	Election of Director: Marjorie Rodgers Cheshire	Management	For	Voted - For
1e.	Election of Director: Linda Jojo	Management	For	Voted - For
1f.	Election of Director: Charisse Lillie	Management	For	Voted - For
1g.	Election of Director: Matthew Rogers	Management	For	Voted - For
1h.	Election of Director: John Young	Management	For	Voted - For
2.	Ratification of PricewaterhouseCoopers LLP as Exelon's Independent Auditor for 2023.	Management	For	Voted - For
3.	Advisory approval of executive compensation.	Management	For	Voted - For
4.	Advisory vote on the frequency of the advisory vote on executive compensation.	Management	1 Year	Voted - 1 Year
LINDE PLC
Security ID: G5494J103
Ticker: LIN
Meeting Date: 25-Jul-22
Meeting Type: Annual
1a.	Election of Director: Stephen F. Angel	Management	For	Voted - For
1b.	Election of Director: Sanjiv Lamba	Management	For	Voted - For
1c.	Election of Director: Prof. DDr. Ann-Kristin Achleitner	Management	For	Voted - For
1d.	Election of Director: Dr. Thomas Enders	Management	For	Voted - For
1e.	Election of Director: Edward G. Galante	Management	For	Voted - For
1f.	Election of Director: Joe Kaeser	Management	For	Voted - For
1g.	Election of Director: Dr. Victoria Ossadnik	Management	For	Voted - For
1h.	Election of Director: Prof. Dr. Martin H. Richenhagen	Management	For	Voted - For
1i.	Election of Director: Alberto Weisser	Management	For	Voted - For
1j.	Election of Director: Robert L. Wood	Management	For	Voted - For
2a.	To ratify, on an advisory and non-binding basis, the appointment of PricewaterhouseCoopers ("PWC") as the independent auditor.	Management	For	Voted - For
2b.	To authorize the Board, acting through the Audit Committee, to determine PWC's remuneration.	Management	For	Voted - For
3.	To approve, on an advisory and non-binding basis, the compensation of Linde plc's Named Executive Officers, as disclosed in the 2022 Proxy statement.	Management	For	Voted - For

Reaves Infrastructure Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

4.
To approve, on an advisory and non-binding basis, the Directors' Remuneration Report (excluding the Directors' Remuneration Policy) as set forth in the Company's IFRS Annual Report for the financial year ended December 31, 2021, as required under Irish law.
		Management	For	Voted - For
5.	To determine the price range at which Linde plc can re- allot shares that it acquires as treasury shares under Irish law.	Management	For	Voted - For
6.	To consider and vote on a shareholder proposal regarding supermajority voting requirements in Linde's Irish Constitution.	Shareholder	Against	Voted - Against
Meeting Date: 18-Jan-23
Meeting Type: Special
1.
To approve, subject to the approval by the requisite majorities at the Court Meeting, the scheme of arrangement that is included in Linde's Proxy Statement, referred to as the "Scheme" or "Scheme of Arrangement," in its original form or with or subject to any modification, addition or condition approved or imposed by the Irish High Court.
	Management	For	Voted - For
2.
To approve, subject to the Scheme becoming effective, an amendment to the articles of association of Linde, which are part of the Linde constitution, referred to as the "Articles," in respect of certain mechanics to effect the Scheme as set forth in Linde's Proxy Statement.
	Management	For	Voted - For
3.
To approve the Common Draft Terms of Merger dated December 2, 2022 between Linde and New Linde, that are included in Linde's Proxy Statement, whereupon and assuming the other conditions to the merger are satisfied, Linde would be merged with and into New Linde, with New Linde surviving the merger, and the directors of Linde be authorized to take all steps necessary or appropriate to execute and carry the merger into effect.
	Management	For	Voted - For
LINDE PLC
Security ID: G5494J111
Meeting Date: 18-Jan-23
Meeting Type: Special
1.
To approve the Scheme of Arrangement under Irish Law between Linde plc and the Scheme Shareholders, in its original form or with or subject to any modification(s), addition(s) or condition(s) approved or imposed by the Irish High Court.
	Management	For	Voted - For

Reaves Infrastructure Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

NEXTERA ENERGY, INC.
Security ID: 65339F101
Ticker: NEE
Meeting Date: 18-May-23
Meeting Type: Annual
1a.	Election of Director: Nicole S. Arnaboldi	Management	For	Voted - For
1b.	Election of Director: Sherry S. Barrat	Management	For	Voted - For
1c.	Election of Director: James L. Camaren	Management	For	Voted - For
1d.	Election of Director: Kenneth B. Dunn	Management	For	Voted - For
1e.	Election of Director: Naren K. Gursahaney	Management	For	Voted - For
1f.	Election of Director: Kirk S. Hachigian	Management	For	Voted - For
1g.	Election of Director: John W. Ketchum	Management	For	Voted - For
1h.	Election of Director: Amy B. Lane	Management	For	Voted - For
1i.	Election of Director: David L. Porges	Management	For	Voted - For
1j.	Election of Director: Deborah "Dev" Stahlkopf	Management	For	Voted - For
1k.	Election of Director: John A. Stall	Management	For	Voted - For
1l.	Election of Director: Darryl L. Wilson	Management	For	Voted - For
2.	Ratification of appointment of Deloitte & Touche LLP as NextEra Energy's independent registered public accounting firm for 2023	Management	For	Voted - For
3.	Approval, by non-binding advisory vote, of NextEra Energy's compensation of its named executive officers as disclosed in the proxy statement	Management	For	Voted - For
4.	Non-Binding advisory vote on whether NextEra Energy should hold a non-binding shareholder advisory vote to approve NextEra Energy's compensation of its named executive officers every 1, 2 or 3 years	Management	1 Year	Voted - 1 Year
5.	A proposal entitled "Board Skills Disclosure" requesting a chart of individual board skills	Shareholder	Against	Voted - Against
NISOURCE INC.
Security ID: 65473P105
Ticker: NI
Meeting Date: 23-May-23
Meeting Type: Annual
1a.	Election of Director to hold office until the next Annual Stockholders' Meeting: Peter A. Altabef	Management	For	Voted - For
1b.	Election of Director to hold office until the next Annual Stockholders' Meeting: Sondra L. Barbour	Management	For	Voted - For
1c.	Election of Director to hold office until the next Annual Stockholders' Meeting: Theodore H. Bunting, Jr.	Management	For	Voted - For
1d.	Election of Director to hold office until the next Annual Stockholders' Meeting: Eric L. Butler	Management	For	Voted - For
1e.	Election of Director to hold office until the next Annual Stockholders' Meeting: Aristides S. Candris	Management	For	Voted - For
1f.	Election of Director to hold office until the next Annual Stockholders' Meeting: Deborah A. Henretta	Management	For	Voted - For
1g.	Election of Director to hold office until the next Annual Stockholders' Meeting: Deborah A. P. Hersman	Management	For	Voted - For

Reaves Infrastructure Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

1h.	Election of Director to hold office until the next Annual Stockholders' Meeting: Michael E. Jesanis	Management	For	Voted - For
1i.	Election of Director to hold office until the next Annual Stockholders' Meeting: William D. Johnson	Management	For	Voted - For
1j.	Election of Director to hold office until the next Annual Stockholders' Meeting: Kevin T. Kabat	Management	For	Voted - For
1k.	Election of Director to hold office until the next Annual Stockholders' Meeting: Cassandra S. Lee	Management	For	Voted - For
1l.	Election of Director to hold office until the next Annual Stockholders' Meeting: Lloyd M. Yates	Management	For	Voted - For
2.	To approve named executive officer compensation on an advisory basis.	Management	For	Voted - For
3.	To approve the frequency of future advisory votes on named executive officer compensation on an advisory basis.	Management	1 Year	Voted - 1 Year
4.	To ratify the appointment of Deloitte & Touche LLP as the Company's independent registered public accounting firm for 2023.	Management	For	Voted - For
5.	To approve an Amendment to our Amended and Restated Certificate of Incorporation to increase the number of authorized shares of common stock.	Management	For	Voted - For
6.	Stockholder proposal requesting the adoption of a policy requiring the separation of the roles of Chairman of the Board and Chief Executive Officer.	Shareholder	Against	Voted - Against
PROLOGIS, INC.
Security ID: 74340W103
Ticker: PLD
Meeting Date: 28-Sep-22
Meeting Type: Special
1.
To approve the "Prologis common stock issuance proposal" (as defined in the Proxy Statement), which involves the issuance of common stock of Prologis, Inc. in connection with the merger of Duke Realty Corporation with and into Compton Merger Sub LLC, pursuant to which each outstanding share of Duke Realty Corporation common stock will be converted into the right to receive 0.475 of a newly issued share of Prologis, Inc. common stock, on the terms and conditions set forth in the Agreement and Plan of Merger, dated as of June 11, 2022.
	Management	For	Voted - For
2.
To approve one or more adjournments of the Prologis, Inc. special meeting to another date, time or place, if necessary or appropriate, to solicit additional proxies in favor of the Prologis common stock issuance proposal (the "Prologis adjournment proposal").
	Management	For	Voted - For
1.
To approve the "Prologis common stock issuance proposal" (as defined in the Proxy Statement), which involves the issuance of common stock of Prologis, Inc. in connection with the merger of Duke Realty Corporation with and into Compton Merger Sub LLC, pursuant to which each outstanding share of Duke Realty Corporation common stock will be converted into the right to receive 0.475 of a newly issued share of Prologis, Inc. common stock, on the terms and conditions set forth in the Agreement and Plan of Merger, dated as of June 11, 2022.
	Management	For	Voted - For

Reaves Infrastructure Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

2.
To approve one or more adjournments of the Prologis, Inc. special meeting to another date, time or place, if necessary or appropriate, to solicit additional proxies in favor of the Prologis common stock issuance proposal (the "Prologis adjournment proposal").
	Management	For	Voted - For
REXFORD INDUSTRIAL REALTY, INC.
Security ID: 76169C100
Ticker: REXR
Meeting Date: 05-Jun-23
Meeting Type: Annual
1.1	Election of Director: Robert L. Antin	Management	For	Voted - For
1.2	Election of Director: Michael S. Frankel	Management	For	Voted - For
1.3	Election of Director: Diana J. Ingram	Management	For	Voted - For
1.4	Election of Director: Angela L. Kleiman	Management	For	Voted - For
1.5	Election of Director: Debra L. Morris	Management	For	Voted - For
1.6	Election of Director: Tyler H. Rose	Management	For	Voted - For
1.7	Election of Director: Howard Schwimmer	Management	For	Voted - For
1.8	Election of Director: Richard S. Ziman	Management	For	Voted - For
2.	The ratification of the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2023.	Management	For	Voted - For
3.	The advisory resolution to approve the Company's named executive officer compensation for the fiscal year ended December 31, 2022, as described in the Rexford Industrial Realty, Inc. Proxy Statement.	Management	For	Voted - For
SBA COMMUNICATIONS CORPORATION
Security ID: 78410G104
Ticker: SBAC
Meeting Date: 25-May-23
Meeting Type: Annual
1.1	Election of Director For a three-year term expiring at the 2026 Annual Meeting: Steven E. Bernstein	Management	For	Voted - For
1.2	Election of Director For a three-year term expiring at the 2026 Annual Meeting: Laurie Bowen	Management	For	Voted - For
1.3	Election of Director For a three-year term expiring at the 2026 Annual Meeting: Amy E. Wilson	Management	For	Voted - For
2.	Ratification of the appointment of Ernst & Young LLP as SBA's independent registered public accounting firm for the 2023 fiscal year.	Management	For	Voted - For
3.	Approval, on an advisory basis, of the compensation of SBA's named executive officers.	Management	For	Voted – For

Reaves Infrastructure Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

4.	Approval, on an advisory basis, of the frequency of future advisory votes on the compensation of SBA's named executive officers.	Management	1 Year	Voted - 1 Year
TELUS CORPORATION
Security ID: 87971M103
Ticker: TU
Meeting Date: 04-May-23
Meeting Type: Annual
1.1	Director: Raymond T. Chan	Management	For	Voted - For
1.2	Director: Hazel Claxton	Management	For	Voted - For
1.3	Director: Lisa de Wilde	Management	For	Voted - For
1.4	Director: Victor Dodig	Management	For	Voted - For
1.5	Director: Darren Entwistle	Management	For	Voted - For
1.6	Director: Thomas E. Flynn	Management	For	Voted - For
1.7	Director: Mary Jo Haddad	Management	For	Voted - For
1.8	Director: Kathy Kinloch	Management	For	Voted - For
1.9	Director: Christine Magee	Management	For	Voted - For
1.10	Director: John Manley	Management	For	Voted - For
1.11	Director: David Mowat	Management	For	Voted - For
1.12	Director: Marc Parent	Management	For	Voted - For
1.13	Director: Denise Pickett	Management	For	Voted - For
1.14	Director: W. Sean Willy	Management	For	Voted - For
2	Appoint Deloitte LLP as auditor for the ensuing year and authorize directors to fix its remuneration.	Management	For	Voted - For
3	Approve the Company's approach to executive compensation.	Management	For	Voted - For
4	Approval of an increase to the share reserve under the Restricted Share Unit Plan.	Management	For	Voted - For
5	Approval of an increase to the share reserve under the Performance Share Unit Plan.	Management	For	Voted - For
T-MOBILE US, INC.
Security ID: 872590104
Ticker: TMUS
Meeting Date: 16-Jun-23
Meeting Type: Annual
1.1	Director: André Almeida	Management	For	Voted - For
1.2	Director: Marcelo Claure	Management	For	Voted - For
1.3	Director: Srikant M. Datar	Management	For	Voted - For
1.4	Director: Srinivasan Gopalan	Management	For	Voted - For
1.5	Director: Timotheus Höttges	Management	For	Voted - For
1.6	Director: Christian P. Illek	Management	For	Voted - For
1.7	Director: Raphael Kübler	Management	For	Voted - For
1.8	Director: Thorsten Langheim	Management	For	Voted - For
1.9	Director: Dominique Leroy	Management	For	Voted - For
1.10	Director: Letitia A. Long	Management	For	Voted – For

Reaves Infrastructure Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

1.11	Director: G. Michael Sievert	Management	For	Voted - For
1.12	Director: Teresa A. Taylor	Management	For	Voted - For
1.13	Director: Kelvin R. Westbrook	Management	For	Voted - For
2.	Ratification of the Appointment of Deloitte & Touche LLP as the Company's Independent Registered Public Accounting Firm for Fiscal Year 2023.	Management	For	Voted - For
3.	Advisory Vote to Approve the Compensation Provided to the Company's Named Executive Officers for 2022.	Management	For	Voted - For
4.	Advisory Vote on the Frequency of Future Advisory Votes to Approve the Compensation Provided to the Company's Named Executive Officers.	Management	3 Years	Voted - 3 Years
5.	Approval of T-Mobile US, Inc. 2023 Incentive Award Plan.	Management	For	Voted - For
6.	Approval of T-Mobile US, Inc. Amended and Restated 2014 Employee Stock Purchase Plan.	Management	For	Voted - For
UNION PACIFIC CORPORATION
Security ID: 907818108
Ticker: UNP
Meeting Date: 18-May-23
Meeting Type: Annual
1a.	Election of Director: William J. DeLaney	Management	For	Voted - For
1b.	Election of Director: David B. Dillon	Management	For	Voted - For
1c.	Election of Director: Sheri H. Edison	Management	For	Voted - For
1d.	Election of Director: Teresa M. Finley	Management	For	Voted - For
1e.	Election of Director: Lance M. Fritz	Management	For	Voted - For
1f.	Election of Director: Deborah C. Hopkins	Management	For	Voted - For
1g.	Election of Director: Jane H. Lute	Management	For	Voted - For
1h.	Election of Director: Michael R. McCarthy	Management	For	Voted - For
1i.	Election of Director: Jose H. Villarreal	Management	For	Voted - For
1j.	Election of Director: Christopher J. Williams	Management	For	Voted - For
2.	Ratification of the appointment of Deloitte & Touche LLP as the independent registered public accounting firm of the Company for 2023.	Management	For	Voted - For
3.	An advisory vote to approve executive compensation ("Say On Pay").	Management	For	Voted - For
4.	An advisory vote on the frequency of future advisory votes on executive compensation ("Say on Frequency").	Management	1 Year	Voted - 1 Year
5.	Shareholder proposal regarding independent board chairman.	Shareholder	Against	Voted - For
6.	Shareholder proposal requesting an amendment to our Bylaws to require shareholder approval for certain future amendments.	Shareholder	Against	Voted - Against
7.	Shareholder proposal requesting a paid sick leave policy.	Shareholder	Against	Voted – Against

Reaves Infrastructure Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

XCEL ENERGY INC.
Security ID: 98389B100
Ticker: XEL
Meeting Date: 24-May-23
Meeting Type: Annual
1a.	Election of Director: Megan Burkhart	Management	For	Voted - For
1b.	Election of Director: Lynn Casey	Management	For	Voted - For
1c.	Election of Director: Bob Frenzel	Management	For	Voted - For
1d.	Election of Director: Netha Johnson	Management	For	Voted - For
1e.	Election of Director: Patricia Kampling	Management	For	Voted - For
1f.	Election of Director: George Kehl	Management	For	Voted - For
1g.	Election of Director: Richard O'Brien	Management	For	Voted - For
1h.	Election of Director: Charles Pardee	Management	For	Voted - For
1i.	Election of Director: Christopher Policinski	Management	For	Voted - For
1j.	Election of Director: James Prokopanko	Management	For	Voted - For
1k.	Election of Director: Kim Williams	Management	For	Voted - For
1l.	Election of Director: Daniel Yohannes	Management	For	Voted - For
2.	Approval of Xcel Energy Inc.'s executive compensation in an advisory vote (say on pay vote)	Management	For	Voted - For
3.	Approval of the frequency of say on pay votes	Management	1 Year	Voted - 1 Year
4.	Ratification of the appointment of Deloitte & Touche LLP as Xcel Energy Inc.'s independent registered public accounting firm for 2023	Management	For	Voted - For

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Advisors’ Inner Circle Fund II

By:   /s/ Michael Beattie
Michael Beattie
President
Date: July 31, 2023